Accrued expenses and other current liabilities - Product warranty activities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Product warranty activities
Balance at the beginning	¥ 5,440	¥ 1,374	¥ 252
Provided during the year	59,599	36,350	13,496
Utilized during the year	(60,854)	(32,284)	(12,374)
Balance at the end	¥ 4,185	¥ 5,440	¥ 1,374